The Prudential Insurance Company of America           Thomas C. Castano
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-2687 fax: (973) 802-9560

March 11, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Contract Account GI-2 (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2010 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual reports for the underlying funds:

1.	Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:    811-07452
CIK No.:                        0000896435
Accession No.:            0000950123-11-018617
Date of Filing:              02/25/11

2.	Filer/Entity: AllianceBernstein Variable Products Series Fund
Registration No.:  811-05398
CIK No.:                      0000825316
Accession No.:          0001193125-11-044565
Date of Filing:            02/24/11

3.         Filer/Entity:        American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:               0000814680
Accession No.:        0001437749-11-001014
Date of Filing:          02/23/11

4.        Filer/Entity:        Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:               0000814679
Accession No.:        0001193125-11-055082
Date of Filing:           03/03/11

5.        Filer/Entity:        The Dreyfus Corporation
                Registration No.:811-00523
CIK No.:               0000030146
Accession No.:        0000030146-11-000003
Date of Filing:          03/01/11

6.      Filer/Entity:          DWS Variable Series
               Registration No.:811-05002
CIK No.:              00000810573
Accession No.:       0000088053-11-000276
Date of Filing:         02/24/11

7.      Filer/Entity:      Fidelity Variable Insurance Products Fund V
                Registration No.:    811-05361
CIK No.:             0000823535
Accession No.:      0000035348-11-000008
Date of Filing:         02/25/11

8.      Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
              Registration No.:811-05583
CIK No.:             0000837274
Accession No.:      001193125-11-054511
Date of Filing:         03/03/11

9.        Filer/Entity:         Janus Aspen Series
Registration No.:811-07736
CIK No.:              0000906185
Accession No.:       000095123-11-019115
Date of Filing:          02/28/11

10.      Filer/Entity:         JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:               0000909221
Accession No.:         0001193125-11-057436
Date of Filing:           03/07/11

11.     Filer/Entity:          Lazard Retirement Series
               Registration No.: 811-08071
CIK No.:              0001033669
Accession No.:       0000930413-11-001265
Date of Filing:          02/25/11

12.           Filer/Entity:         MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:               0000918571
Accession No.:        0001193125-11-053008
Date of Filing:          03/02/11

13.     Filer/Entity:         Neuberger Berman Advisers Management Trust ("AMT")
                Registration No.:811-04255
CIK No.:              0000736913
Accession No.:       000894579-11-000117
Date of Filing:         03/02/11

14.      Filer/Entity:        PIMCO Variable Insurance Trust
                Registration No.:    811-08399
CIK No.:             0001047304
Accession No.:      001193125-11-053891
Date of Filing:         03/03/11

15.      Filer/Entity:       Royce Capital Fund
                Registration No.:   811-07537
CIK No.:             0001006387
Accession No.:      0000949377-11-000024
Date of Filing:        02/28/11

16.            Filer/Entity:             T. Rowe Price Equity Series
Registration No.:     811-07143
CIK No.:                    0000918294
Accession No.:      0000918294-11-000009
0000918294-11-000010
0000918294-11-000013
0000918294-11-000014
Date of Filing:       02/18/11 & 2/22/11

17.           Filer/Entity:                  T. Rowe Price International Series, Inc.
Registration No.:         811-07145
CIK No.:                        0000918292
Accession No.:            0000918292-11-000003
Date of Filing:               02/22/11

18.           Filer/Entity:            The Variable Insurance Products Fund II.
                Registration No.:         811-05511
CIK No.:                  0000831016
Accession No.:           000035348-11-000007
Date of Filing:             02/25/11

19.      Filer/Entity:           The Prudential Series Fund, Inc.
Registration No.:  811-03623
CIK No.:                 0000711175
Accession No.:          001193125-11-054822
Date of Filing:            03/03/11

If you have any questions regarding this filing, please contact me at (973) 802-4708.

       Sincerely,

      ___/s/________________________
Thomas C. Castano

VIA EDGAR